Supplemental Cash Flow Information	12 Months Ended
Nov. 30, 2017
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information
Supplemental Cash Flow Information

Cash paid for interest, net of capitalized interest, was $191 million in 2017, $211 million in 2016 and $216 million in 2015. In addition, cash paid for income taxes, net of recoveries, was $43 million in 2017, $48 million in 2016 and $40 million in 2015.